UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor
New York, NY 10158
(Address of principal executive offices) (Zip code)

Thomas Park
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
(Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2023

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Emerging Markets ETF (ticker: EMM)
Global X Emerging Markets Great Consumer ETF (ticker: EMC)

Annual Report

November 30, 2023

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/ redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X Emerging Markets ETF

Global X Emerging Markets ETF

The Global X Emerging Markets ETF (the “Fund”) is an actively managed fund sub-advised by Mirae Asset Global Investments (Hong Kong) Limited. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities: (i) of issuers in emerging markets; and/or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are deemed by the investment adviser to have a current or future leading position in terms of market share and/or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

For the 7-month period ended November 30, 2023 (the “reporting period”), the Fund decreased 0.81%, while the MSCI Emerging Markets Net Return Index (the “Benchmark Index”) increased 2.84%. The Fund had a net asset value of $10.11 per share on April 30, 2023 and ended the reporting period with a net asset value of $25.07 per share on November 30, 2023, following the acquisition of the performance, financial, accounting and other historical information of the Mirae Asset Emerging Markets Fund (the “Acquired Fund”) on May 12, 2023. On May 15, 2023, the NAV of the Acquired Fund’s I shares were adjusted with a conversion ratio of 0.40 in connection with the acquisition.

During the reporting period, the highest returns came from PDD Holdings Inc. Sponsored ADR Class A and Zomato Ltd. which returned 116.35% and 86.42%, respectively. The worst performers were Sea Limited Sponsored ADR Class A and China Tourism Group Duty Free Corporation Limited Class H, which returned -51.77% and -48.42%, respectively.

Tepid performance stemmed from three main factors. First, performance of Chinese markets negatively impacted Fund performance, resulting from a combination of weaker-than-expected economic data and negative headlines from the property sector. Second, the U.S. Federal Reserve’s raising of interest rates and signaling that rates will remain “higher for longer” created a headwind for higher growth names across emerging markets. Third, the Fund suffered from weaker commodity prices into the last few months of the year, as the market forecasted potential slower global growth into 2024.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2023(1)
	7 Month Return		One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Emerging Markets ETF	-0.81%	-1.21%	-0.63%	-1.03%	-4.69%	-4.81%	2.66%	2.58%	2.86%	2.82%
MSCI Emerging Markets Index	2.84%	2.84%	4.21%	4.21%	-4.04%	-4.04%	2.34%	2.34%	2.12%	2.12%

Management Discussion of Fund Performance (unaudited)
Global X Emerging Markets ETF

Growth of a $10,000 Investment
(At Net Asset Value)

*The Fund commenced investment operations on September 24, 2010.

(1) Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. See Note 1 in the Notes to Financial Statements.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Management Discussion of Fund Performance (unaudited)
Global X Emerging Markets ETF

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X Emerging Markets Great Consumer ETF

Global X Emerging Markets Great Consumer ETF

The Global X Emerging Markets Great Consumer ETF (the “Fund”) is an actively managed fund sub-advised by Mirae Asset Global Investments (Hong Kong) Limited. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets and/or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the increasing consumption and growing purchasing power of individuals in the world’s emerging markets.

For the 7-month period ended November 30, 2023 (the “reporting period”), the Fund decreased 1.46%, while the MSCI Emerging Markets Net Return Index (the “Benchmark Index”) increased 2.84%. The Fund had a net asset value of $11.81 per share on April 30, 2023 and ended the reporting period with a net asset value of $24.76 per share on November 30, 2023, following the acquisition of the performance, financial, accounting and other historical information of the Mirae Asset Emerging Markets Great Consumer Fund (the “Acquired Fund”) on May 12, 2023. On May 15, 2023, the NAV of the Acquired Fund’s I Shares were adjusted with a conversion ratio of 0.47 in connection with the acquisition.

During the reporting period, the highest returns came from PDD Holdings Inc. and New Oriental Education & Technology Group, Inc. Sponsored ADR which returned 116.35% and 97.14%, respectively. The worst performers were Sea Limited Sponsored ADR Class A and China Tourism Group, which returned -48.16% and -43.67%, respectively.

Tepid performance stemmed from three main factors. First, performance of Chinese markets negatively impacted Fund performance, resulting from a combination of weaker-than-expected economic data and negative headlines from the property sector. Second, the U.S. Federal Reserve’s raising of interest rates and signaling that rates will remain “higher for longer” created a headwind for higher growth names across emerging markets. Third, due to the Fund’s focus on domestic consumption, it did not benefit from good performance in energy and IT manufacturing names, which benefitted from the better-than-expected US Gross Domestic Product data.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2023(1)
	7 Month Return		One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Emerging Markets Great Consumer ETF	-1.46%	-2.10%	-4.30%	-4.92%	-12.96%	-13.15%	-0.08%	-0.21%	1.12%	1.05%
MSCI Emerging Markets Index	2.84%	2.84%	4.21%	4.21%	-4.04%	-4.04%	2.34%	2.34%	2.12%	2.12%

Management Discussion of Fund Performance (unaudited)
Global X Emerging Markets Great Consumer ETF

Growth of a $10,000 Investment
(At Net Asset Value)

*The Fund commenced investment operations on September 24, 2010.

(1) Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the “Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund. See Note 1 in the Notes to Financial Statements.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Management Discussion of Fund Performance (unaudited)
Global X Emerging Markets Great Consumer ETF

See definition of comparative indices on previous pages.

Schedule of Investments	November 30, 2023
Global X Emerging Markets ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 97.8%
BRAZIL — 5.9%
Consumer Discretionary — 1.9%
Arcos Dorados Holdings, Cl A	10,133	$117,441
MercadoLibre *	107	173,389
Vivara Participacoes	27,600	166,364
		457,194
Energy — 0.7%
3R PETROLEUM OLEO E GAS *	27,100	164,724

Financials — 1.4%
Itau Unibanco Holding ADR	37,985	243,104
NU Holdings, Cl A *	13,378	108,897
		352,001
Industrials — 0.9%
Vamos Locacao de Caminhoes Maquinas e Equipamentos	114,900	215,019

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.0%
Suzano ADR	21,955	$238,431

TOTAL BRAZIL		1,427,369
CHILE — 0.7%
Industrials — 0.7%
Sociedad Quimica y Minera de Chile ADR	3,614	181,567

CHINA — 21.5%
Communication Services — 5.5%
Baidu ADR *	2,500	296,650
Tencent Holdings	24,600	1,029,948
		1,326,598
Consumer Discretionary — 12.7%
Alibaba Group Holding ADR *	9,348	699,978
ANTA Sports Products	15,000	156,428
BYD, Cl H	6,700	180,147
Meituan, Cl B *	21,610	250,677
PDD Holdings ADR *	7,036	1,037,388
Trip.com Group ADR *	21,748	765,095
		3,089,713
Health Care — 2.1%
Innovent Biologics *	35,000	205,242
Wuxi Biologics Cayman *	55,100	306,883
		512,125
Information Technology — 1.2%
Kingdee International Software Group *	84,200	117,078
Lenovo Group	150,000	185,332
		302,410
TOTAL CHINA		5,230,846
COLOMBIA — 0.7%
Energy — 0.7%
Frontera Energy *	28,188	176,714

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
GREECE — 1.3%
Financials — 0.8%
Alpha Services and Holdings *	110,157	$187,499

Industrials — 0.5%
Mytilineos	3,294	132,046

TOTAL GREECE		319,545
HONG KONG — 2.2%
Financials — 1.2%
Prudential	28,450	307,256

Real Estate — 1.0%
Swire Pacific, Cl A	36,877	239,384

TOTAL HONG KONG		546,640
INDIA — 17.5%
Consumer Discretionary — 4.1%
Lemon Tree Hotels *	327,873	449,385
Tata Motors	20,830	176,444
Zomato *	266,698	379,129
		1,004,958
Energy — 3.0%
Reliance Industries GDR	12,563	719,860

Financials — 6.1%
HDFC Bank ADR	10,274	616,851
ICICI Bank ADR	39,074	866,271
		1,483,122
Health Care — 1.8%
Apollo Hospitals Enterprise	6,648	440,758

Industrials — 0.9%
Siemens	5,000	219,297

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.6%
Dalmia Bharat	14,772	$392,807

TOTAL INDIA		4,260,802
INDONESIA — 3.2%
Financials — 3.2%
Bank Mandiri Persero	500,000	188,588
Bank Rakyat Indonesia Persero	1,737,000	590,759

TOTAL INDONESIA		779,347
MACAO — 1.1%
Consumer Discretionary — 1.1%
Sands China *	106,200	260,527

MALAYSIA — 0.8%
Health Care — 0.8%
IHH Healthcare	157,800	197,441

MEXICO — 3.4%
Consumer Staples — 1.2%
Wal-Mart de Mexico	77,900	305,340

Financials — 1.4%
Grupo Financiero Banorte, Cl O	36,400	338,426

Real Estate — 0.8%
Inmobiliaria Vesta	51,000	192,356

TOTAL MEXICO		836,122
SAUDI ARABIA — 4.4%
Consumer Discretionary — 0.7%
Jahez International *	21,680	161,813

Consumer Staples — 0.6%
Nahdi Medical	3,793	137,302

Financials — 2.4%
Al Rajhi Bank	13,987	284,848

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Saudi National Bank	19,940	$185,766
Saudi Tadawul Group Holding	2,552	124,352
		594,966
Industrials — 0.7%
United International Transportation	9,918	177,660

TOTAL SAUDI ARABIA		1,071,741
SINGAPORE — 0.7%
Industrials — 0.7%
Grab Holdings, Cl A *	56,436	171,565

SOUTH AFRICA — 2.8%
Consumer Discretionary — 0.7%
Naspers, Cl N	870	159,472

Consumer Staples — 0.7%
Clicks Group	11,406	177,645

Financials — 1.4%
Capitec Bank Holdings	1,237	127,989
FirstRand	59,341	211,154
		339,143
TOTAL SOUTH AFRICA		676,260
SOUTH KOREA — 11.9%
Consumer Discretionary — 2.2%
Hyundai Motor	3,781	540,122

Information Technology — 9.7%
Samsung Electronics GDR	1,238	1,722,058
SK Hynix	6,000	622,718
		2,344,776
TOTAL SOUTH KOREA		2,884,898
TAIWAN — 10.6%
Information Technology — 10.6%
Alchip Technologies	1,000	99,552

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ASPEED Technology	1,000	$94,270
Global Unichip	1,500	79,225
MediaTek	17,500	529,370
Quanta Computer	15,000	97,471
Taiwan Semiconductor Manufacturing ADR	17,293	1,682,782

TOTAL TAIWAN		2,582,670
THAILAND — 2.4%
Consumer Staples — 0.8%
CP ALL NVDR	122,700	181,377

Health Care — 1.6%
Bangkok Dusit Medical Services NVDR	524,812	391,623

TOTAL THAILAND		573,000
TURKEY — 0.4%
Industrials — 0.4%
KOC Holding	20,233	99,230

UNITED ARAB EMIRATES — 0.8%
Industrials — 0.8%
Salik PJSC	209,082	182,194

UNITED KINGDOM — 1.9%
Financials — 1.9%
Standard Chartered	56,700	461,350

UNITED STATES — 1.9%
Consumer Discretionary — 1.9%
Samsonite International *	162,400	474,082

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
VIETNAM — 1.7%
Consumer Discretionary — 1.7%
Phu Nhuan Jewelry JSC	122,200	$405,486

TOTAL COMMON STOCK (Cost $22,522,495)		23,799,396
TOTAL INVESTMENTS — 97.8% (Cost $22,522,495)		$23,799,396

Percentages are based on Net Assets of $24,332,682.

*	Non-income producing security.

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Emerging Markets Great Consumer ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 96.9%
BRAZIL — 7.2%
Consumer Discretionary — 2.2%
Arcos Dorados Holdings, Cl A	101,823	$1,180,129
MercadoLibre *	1,075	1,741,994
Vivara Participacoes	278,700	1,679,913
		4,602,036
Consumer Staples — 0.9%
Raia Drogasil	325,916	1,855,486

Financials — 1.7%
Itau Unibanco Holding ADR	386,789	2,475,450
NU Holdings, Cl A *	140,947	1,147,308
		3,622,758
Industrials — 1.2%
Localiza Rent a Car	206,100	2,508,844

Materials — 1.2%
Suzano ADR	220,421	2,393,772

TOTAL BRAZIL		14,982,896

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 0.8%
Industrials — 0.8%
Sociedad Quimica y Minera de Chile ADR	35,640	$1,790,554

CHINA — 22.5%
Communication Services — 6.1%
Baidu ADR *	32,186	3,819,191
Tencent Holdings	212,900	8,913,652
		12,732,843
Consumer Discretionary — 13.2%
Alibaba Group Holding *	711,700	6,629,217
ANTA Sports Products	200,200	2,087,793
BYD, Cl H	82,400	2,215,536
Meituan, Cl B *	131,460	1,524,945
New Oriental Education & Technology Group ADR *	8,953	728,595
PDD Holdings ADR *	39,543	5,830,220
Trip.com Group ADR *	190,088	6,687,296
Yum China Holdings	42,631	1,840,806
		27,544,408
Consumer Staples — 3.2%
Eastroc Beverage Group, Cl A	85,000	2,346,814
Nongfu Spring, Cl H	437,800	2,500,017
Proya Cosmetics, Cl A	136,200	1,972,144
		6,818,975
TOTAL CHINA		47,096,226
COLOMBIA — 0.9%
Energy — 0.9%
Frontera Energy *	290,085	1,818,581

GREECE — 1.5%
Financials — 0.9%
Alpha Services and Holdings *	1,126,553	1,917,516

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.6%
Mytilineos	28,306	$1,134,699

TOTAL GREECE		3,052,215
INDIA — 18.8%
Consumer Discretionary — 5.8%
Mahindra & Mahindra	46,248	913,799
Tata Motors	151,768	1,285,575
Titan	185,234	7,753,312
TVS Motor	98,487	2,201,952
		12,154,638
Consumer Staples — 2.2%
Britannia Industries	20,719	1,205,631
Godrej Consumer Products	54,792	662,415
Hindustan Unilever	50,753	1,549,208
Nestle India	3,827	1,112,215
		4,529,469
Energy — 1.7%
Reliance Industries GDR	62,986	3,609,098

Financials — 6.9%
HDFC Bank ADR	111,195	6,676,148
ICICI Bank ADR	294,001	6,518,002
One 97 Communications *	126,972	1,333,534
		14,527,684
Health Care — 2.0%
Apollo Hospitals Enterprise	62,763	4,161,145

Materials — 0.2%
Asian Paints	13,081	489,382

TOTAL INDIA		39,471,416
INDONESIA — 5.7%
Financials — 5.7%
Bank Central Asia	10,252,900	5,932,932

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Rakyat Indonesia Persero	17,913,100	$6,092,302

TOTAL INDONESIA		12,025,234
MACAO — 2.0%
Consumer Discretionary — 2.0%
Galaxy Entertainment Group	819,600	4,239,509

MEXICO — 4.1%
Consumer Staples — 2.5%
Fomento Economico Mexicano ADR	16,414	2,082,773
Wal-Mart de Mexico	787,500	3,086,715
		5,169,488
Financials — 1.6%
Grupo Financiero Banorte, Cl O	366,043	3,403,253

TOTAL MEXICO		8,572,741
SAUDI ARABIA — 5.2%
Communication Services — 0.8%
Saudi Telecom	161,912	1,659,474

Consumer Discretionary — 0.8%
Jahez International *	225,300	1,681,567

Consumer Staples — 0.6%
Nahdi Medical	36,469	1,320,136

Financials — 3.0%
Al Rajhi Bank	146,443	2,982,339
Saudi National Bank	197,421	1,839,228
Saudi Tadawul Group Holding	29,185	1,422,103
		6,243,670
TOTAL SAUDI ARABIA		10,904,847
SINGAPORE — 0.5%
Industrials — 0.5%
Grab Holdings, Cl A *	346,269	1,052,658

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 3.3%
Consumer Discretionary — 0.8%
Naspers, Cl N	9,183	$1,683,251

Consumer Staples — 0.7%
Clicks Group	99,403	1,548,169

Financials — 1.8%
Capitec Bank Holdings	12,547	1,298,207
FirstRand	680,212	2,420,406
		3,718,613
TOTAL SOUTH AFRICA		6,950,033
SOUTH KOREA — 11.7%
Communication Services — 0.9%
NAVER	11,038	1,779,564

Consumer Discretionary — 4.3%
Coupang, Cl A *	179,040	2,735,731
Hyundai Motor	10,566	1,509,370
Kia Motors	35,066	2,334,744
LG Electronics	31,258	2,488,235
		9,068,080
Information Technology — 6.5%
Samsung Electronics	163,590	9,230,982
SK Hynix	42,463	4,407,081
		13,638,063
TOTAL SOUTH KOREA		24,485,707
TAIWAN — 8.7%
Information Technology — 8.7%
Hon Hai Precision Industry	422,000	1,371,095
MediaTek	106,000	3,206,466
Taiwan Semiconductor Manufacturing ADR	121,352	11,808,763
Unimicron Technology	320,000	1,813,060

TOTAL TAIWAN		18,199,384

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 2.6%
Consumer Staples — 0.7%
CP ALL NVDR	923,300	$1,364,839

Health Care — 1.6%
Bangkok Dusit Medical Services NVDR	4,414,200	3,293,945

Industrials — 0.3%
Airports of Thailand NVDR *	420,700	711,581

TOTAL THAILAND		5,370,365
TURKEY — 0.5%
Industrials — 0.5%
KOC Holding	204,681	1,003,825

UNITED ARAB EMIRATES — 0.9%
Industrials — 0.9%
Salik PJSC	2,074,419	1,807,649

TOTAL COMMON STOCK (Cost $202,609,978)		202,823,840

EXCHANGE TRADED FUND — 0.9%
Global X 1-3 Month T-Bill ETF (A)	73,296	1,841,929

TOTAL EXCHANGE TRADED FUND (Cost $1,836,616)		1,841,929
TOTAL INVESTMENTS — 97.8% (Cost $204,446,594)		$204,665,769

Percentages are based on Net Assets of $209,346,602.

*	Non-income producing security.
(A)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Emerging Markets Great Consumer ETF

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the transactions with affiliates for the period ended November 30, 2023:

Value at 4/30/23	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/23	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$-	$ 14,359,665	$ (12,522,137)	$ 5,313	$ (912)	$ 1,841,929	$ 44,048	$-

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

November 30, 2023
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
GDR — Global Depositary Receipt
JSC — Joint-Stock Company
NVDR — Non-Voting Depository Receipt

Statements of Assets and Liabilities

November 30, 2023

	Global X Emerging Markets ETF	Global X Emerging Markets Great Consumer ETF
Assets:
Cost of Investments	$22,522,495	$202,609,978
Cost of Affiliated Investments	—	1,836,616
Cost (Proceeds) of Foreign Currency	671,348	3,873,200
Investments, at Value	$23,799,396	$202,823,840
Affiliated Investments, at Value	—	1,841,929
Cash	—	366,063
Foreign Currency, at Value	671,686	3,871,093
Receivable for Investment Securities Sold	1,392,471	9,073,275
Receivable for Capital Shares Sold	—	419,653
Dividend and Interest Receivable	10,775	56,421
Reclaim Receivable	3,054	13,589
Due from Custodian	—	3,518
Total Assets	25,877,382	218,469,381
Liabilities:
Payable for Investment Securities Purchased	1,461,814	7,927,970
Accrued Foreign Capital Gains Tax on Appreciated Securities	59,461	482,240
Payable due to Investment Adviser	15,322	261,935
Unrealized Depreciation on Spot Contracts	45	1,492
Cash Overdraft	6,666	—
Due to Broker	—	419,653
Due to Custodian	1,392	29,489
Total Liabilities	1,544,700	9,122,779
Net Assets	$24,332,682	$209,346,602
Net Assets Consist of:
Paid-in Capital	$34,724,803	$587,498,911
Total Accumulated Losses	(10,392,121)	(378,152,309)
Net Assets	$24,332,682	$209,346,602
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	970,587	8,454,586
Net Asset Value, Offering and Redemption Price Per Share	$25.07	$24.76

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended November 30, 2023 and year ended April 30, 2023

	Global X Emerging Markets ETF
	Period Ended November 30, 2023(1)	Year Ended April 30, 2023
Investment Income:
Dividend Income	$319,108	$617,219
Interest Income	25,157	—
Non-cash dividends(5)	—	75,188
Less: Foreign Taxes Withheld	(31,534)	(69,563)
Total Investment Income	312,731	622,844
Expenses:
Supervision and Administration Fees(2)	112,961	N/A
Management Fees	—	326,814
Administration Fees	—	70,000
Distribution Fees	—	23,798
Fund Accounting Fees	—	59,854
Legal and Audit Fees	—	16,020
Line of Credit Fees	—	30,036
State registration and filing fees	—	41,040
Trustees’ Fees	—	11,638
Transfer Agent Fees	—	24,483
Custodian Fees(3)	19	64,956
Other Fees	—	26,546
Total Expenses	112,980	695,185
Waivers and/or Waiver of Supervision and Administration Fees	—	(292,352)
Net Expenses	112,980	402,833
Net Investment Income	199,751	220,011
Net Realized Gain (Loss) on:
Investments(4)	(1,100,773)	(7,928,806)
Foreign Currency Transactions	(66,508)	(147,721)
Tax Benefit/(Expense)	—	(304,450)
Foreign Capital Gains Tax	(13,377)	—
Net Realized Gain (Loss)	(1,180,658)	(8,380,977)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,049,183	6,631,198
Foreign Capital Gains Tax on Appreciated Securities	(55,773)	—
Foreign Currency Translations	4,632	—
Tax Benefit/(Expense)	—	194,708
Net Change in Unrealized Appreciation (Depreciation)	998,042	6,825,906
Net Realized and Unrealized Gain (Loss)	(182,616)	(1,555,071)
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,135	$(1,335,060)

(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(5)	Non-cash dividends are recorded at the fair value of the securities received.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended November 30, 2023 and year ended April 30, 2023

	Global X Emerging Markets Great Consumer ETF
	Period Ended November 30, 2023(1)	Year Ended April 30, 2023
Investment Income:
Dividend Income	$3,308,917	$7,377,525
Dividend Income, from Affiliated Investments	44,048	—
Interest Income	324,394	—
Non-cash dividends(5)	—	931,368
Less: Foreign Taxes Withheld	(670,749)	(899,226)
Total Investment Income	3,006,610	7,409,667
Expenses:
Supervision and Administration Fees(2)	1,405,636	N/A
Management Fees	—	5,543,338
Administration Fees	—	70,826
Distribution Fees	—	151,741
Fund Accounting Fees	—	89,727
Legal and Audit Fees	—	245,869
Line of Credit Fees	—	303,552
State registration and filing fees	—	86,067
Trustees’ Fees	—	189,336
Transfer Agent Fees	—	379,317
Custodian Fees(3)	273	338,790
Other Fees	—	318,950
Total Expenses	1,405,909	7,717,513
Waivers and/or Waiver of Supervision and Administration Fees	–	(1,203,567)
Net Expenses	1,405,909	6,513,946
Net Investment Income	1,600,701	895,721
Net Realized Gain (Loss) on:
Investments(4)	(15,631,236)	(166,522,198)
Affiliated Investments	(912)	—
Foreign Currency Transactions	(394,464)	(1,297,172)
Tax Benefit/(Expense)	—	(3,619,690)
Foreign Capital Gains Tax	(137,881)	—
Net Realized Gain (Loss)	(16,164,493)	(171,439,060)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,946,085	96,226,569
Affiliated Investments	5,313	—
Foreign Capital Gains Tax on Appreciated Securities	(187,666)	—
Tax Benefit/(Expense)	—	3,261,339
Foreign Currency Translations	(97,912)	—
Net Change in Unrealized Appreciation (Depreciation)	8,665,820	99,487,908
Net Realized and Unrealized Gain (Loss)	(7,498,673)	(71,951,152)
Net Decrease in Net Assets Resulting from Operations	$(5,897,972)	$(71,055,431)

(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the “Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended November 30, 2023 and year ended April 30, 2023

(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(5)	Non-cash dividends are recorded at the fair value of the securities received.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets ETF
	Period Ended November 30, 2023(1)	Year Ended April 30, 2023	Year Ended April 30, 2022
Operations:
Net Investment Income	$199,751	$220,011	$140,440
Net Realized Gain (Loss)	(1,180,658)	(8,380,977)	4,977,613
Net Change in Unrealized Appreciation (Depreciation)	998,042	6,825,906	(17,553,689)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,135	(1,335,060)	(12,435,636)
Distributions:
Class A	N/A	(118,225)	(509,633)
Class C	N/A	(219,820)	(161,206)
Class I	N/A	(2,549,669)	(3,367,713)
Total Distributions	N/A	(2,887,714)	(4,038,552)
Capital Share Transactions:
Issued	3,984,574	N/A	N/A
Reinvestment of Distributions	—	N/A	N/A
Redeemed	(2,437,800)	N/A	N/A
Merger#	22,663,555	N/A	N/A
	24,210,329	N/A	N/A
Class A
Issued	N/A	269,411	4,337,843
Reinvestment of Distributions	N/A	101,138	380,276
Redeemed	N/A	(4,353,344)	(1,046,533)
Merger#	N/A	(910,010)	—
	N/A	(4,892,805)	3,671,586
Class C
Issued	N/A	1,265,677	185,664
Reinvestment of Distributions	N/A	205,957	148,576
Redeemed	N/A	(1,385,219)	(225,278)
Merger#	N/A	(1,444,378)	—
	N/A	(1,357,963)	108,962
Class I
Issued	512,846	19,923,472	13,494,427
Reinvestment of Distributions	—	2,429,922	2,885,984
Redeemed	(872,337)	(40,253,334)	(17,484,122)
Merger#	(22,672,930)	2,354,388	—
	(23,032,421)	(15,545,552)	(1,103,711)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,177,908	(21,796,320)	2,676,837
Total Increase (Decrease) in Net Assets	1,195,043	(26,019,094)	(13,797,351)
Net Assets:
Beginning of Year/Period	23,137,639	49,156,733	62,954,084
End of Year/Period	$24,332,682	$23,137,639	$49,156,733

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets ETF
	Period Ended November 30, 2023(1)	Year Ended April 30, 2023	Year Ended April 30, 2022
Share Transactions:
Issued	160,000	N/A	N/A
Reinvestment of Distributions	—	N/A	N/A
Redeemed	(90,000)	N/A	N/A
Merger#	900,587	N/A	N/A
	970,587	N/A	N/A
Class A
Issued	N/A	24,813	276,286
Reinvestment of Distributions	N/A	10,416	28,787
Redeemed	N/A	(400,447)	(77,281)
Merger#	N/A	(93,292)	—
	N/A	(458,510)	227,792
Class C
Issued	N/A	130,778	14,238
Reinvestment of Distributions	N/A	23,701	12,320
Redeemed	N/A	(149,491)	(18,087)
Merger#	N/A	(165,881)	—
	N/A	(160,893)	8,471
Class I
Issued	51,184	1,827,874	949,517
Reinvestment of Distributions	—	242,992	213,303
Redeemed	(87,358)	(3,630,972)	(1,174,846)
Merger#	(2,252,411)	234,114	—
	(2,288,585)	(1,325,992)	(12,026)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,317,998)	(1,945,395)	224,237

(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. See Note 1 in the Notes to Financial Statements.
#	See Note 9 in the Notes to Financial Statements in relation to period end November 30, 2023. See Note 1 in the Notes to Financials in relation to year end April 30, 2023.

N/A – Not applicable. Class currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Great Consumer ETF
	Period Ended November 30, 2023(1)	Year Ended April 30, 2023	Year Ended April 30, 2022
Operations:
Net Investment Income (Loss)	$1,600,701	$895,721	$(3,854,701)
Net Realized Gain (Loss)	(16,164,493)	(171,439,060)	(189,424,144)
Net Change in Unrealized Appreciation (Depreciation)	8,665,820	99,487,908	(293,986,452)
Net Decrease in Net Assets Resulting from Operations	(5,897,972)	(71,055,431)	(487,265,297)
Distributions:
Class A	N/A	—	(3,395,746)
Class C	N/A	—	(1,375,091)
Class I	N/A	—	(91,007,872)
Total Distributions	N/A	—	(95,778,709)
Capital Share Transactions:
Issued	3,220,058	N/A	N/A
Reinvestment of Distributions	—	N/A	N/A
Redeemed	(169,628,445)	N/A	N/A
Merger#	378,237,835	N/A	N/A
	211,829,448	N/A	N/A
Class A
Issued	N/A	4,862,192	14,593,064
Reinvestment of Distributions	N/A	—	3,209,874
Redeemed	N/A	(13,682,674)	(25,088,608)
Merger#	N/A	(17,335,612)	—
	N/A	(26,156,094)	(7,285,670)
Class C
Issued	N/A	1,412,081	1,087,753
Reinvestment of Distributions	N/A	—	1,328,541
Redeemed	N/A	(4,235,481)	(5,483,418)
Merger#	N/A	(8,017,481)	—
	N/A	(10,840,881)	(3,067,124)
Class I
Issued	1,091,509	192,628,279	569,568,861
Reinvestment of Distributions	—	—	77,464,574
Redeemed	(35,835,923)	(548,932,923)	(903,901,534)
Merger#	(378,456,834)	25,353,093	—
	(413,201,248)	(330,951,551)	(256,868,099)
Decrease in Net Assets from Capital Share Transactions	(201,371,800)	(367,948,526)	(267,220,893)
Total Decrease in Net Assets	(207,269,772)	(439,003,957)	(850,264,899)
Net Assets:
Beginning of Year/Period	416,616,374	855,620,331	1,705,885,230
End of Year/Period	$209,346,602	$416,616,374	$855,620,331

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Great Consumer ETF
	Period Ended November 30, 2023(1)	Year Ended April 30, 2023	Year Ended April 30, 2022
Share Transactions:
Issued	120,000	N/A	N/A
Reinvestment of Distributions	—	N/A	N/A
Redeemed	(6,830,000)	N/A	N/A
Merger#	15,164,586	N/A	N/A
	8,454,586	N/A	N/A
Class A
Issued	N/A	413,992	783,670
Reinvestment of Distributions	N/A	—	207,893
Redeemed	N/A	(1,156,623)	(1,499,447)
Merger#	N/A	(1,520,895)	—
	N/A	(2,263,526)	(507,884)
Class C
Issued	N/A	133,466	63,389
Reinvestment of Distributions	N/A	—	94,491
Redeemed	N/A	(397,935)	(343,245)
Merger#	N/A	(780,252)	—
	N/A	(1,044,721)	(185,365)
Class I
Issued	93,659	15,430,809	32,570,928
Reinvestment of Distributions	—	—	4,878,122
Redeemed	(3,082,519)	(44,853,238)	(54,235,749)
Merger#	(32,284,021)	2,155,362	—
	(35,272,881)	(27,267,067)	(16,786,699)
Net Decrease in Shares Outstanding from Share Transactions	(26,818,295)	(30,575,314)	(17,479,948)

(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the “Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund. See Note 1 in the Notes to Financial Statements.
#	See Note 9 in the Notes to Financial Statements in relation to period end November 30, 2023. See Note 1 in the Notes to Financials in relation to year end April 30, 2023.

N/A – Not applicable. Class currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Emerging Markets ETF(1)
2023^	25.28	0.20	(0.41)	(0.21)	—	—	—
2023^^(4)	29.23	0.20	(1.25)	(1.05)	—	(2.90)	—
2022^^(4)	39.45	0.10	(7.69)	(7.59)	—	(2.63)	—
2021^^(4)	25.13	0.08	14.77	14.85	(0.53)	—	—
2020^^(4)	29.60	0.15	(4.62)	(4.47)	—	—	—
2019^^(4)	33.48	0.08	(2.68)	(2.60)	(0.08)	(1.20)	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	For the period ended November 30th.
^^	For the year ended April 30th.
(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(2)	The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2018 and the higher limit in effect prior to that date.
(3)	The ratio of Expenses to Average Net Assets excluding waivers 2.05%, 1.52%, 1.55%, 1.60%, and 1.66% for the years ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020, and April 30, 2019, respectively.
(4)	Per share amounts have been adjusted for the Fund merging with the Emerging Markets Predecessor Fund via issuance of 0.4 shares of the Fund in exchange for every 1 Class I share of the Emerging Markets Predecessor Fund. (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	25.07	(0.81)	24,333	0.77	†	1.36	†	55.87
(2.90)	25.28	(3.50)	23,138	1.15	(3)	0.74		116.00
(2.63)	29.23	(20.14)	42,258	1.15	(3)	0.31		106.00
(0.53)	39.45	59.28	57,212	1.15	(3)	0.22		123.00
—	25.13	(15.12)	46,976	1.15	(3)	0.54		95.00
(1.28)	29.60	(7.14)	76,438	1.18	(2)(3)	0.27		156.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Emerging Markets Great Consumer ETF(1)
2023^	25.13	0.13	(0.50)	(0.37)	—	—	—
2023^^(5)	27.72	0.04	(2.63)	(2.59)	—	—	—
2022^^(5)	43.66	(0.09)	(13.11)	(13.20)	—	(2.74)	—
2021^^(5)	32.30	(0.04)	13.23	13.19	—	(1.83)	—
2020^^(5)	32.64	—	(0.06)	(0.06)	(0.15)	(0.13)	—
2019^^(5)	32.23	— (2)	0.41	0.41	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	For the period ended November 30th.
^^	For the year ended April 30th.
(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the “Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(2)	Amount is less than $0.005 or 0.005%.
(3)	The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2018 and the higher limit in effect prior to that date.
(4)	The ratio of Expenses to Average Net Assets excluding waivers 1.36%, 1.19%, 1.20%, 1.33%, and 1.41% for the years ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020, and April 30, 2019, respectively.
(5)	Per share amounts have been adjusted for the Fund merging with the Emerging Markets Great Consumer Predecessor Fund via issuance of 0.47 shares of the Fund in exchange for every 1 Class I share of the Emerging Markets Great Consumer Predecessor Fund. (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

—	24.76	(1.46)	209,347	0.78	†	0.89 †	64.41
—	25.13	(9.36)	416,616	1.15	(4)	0.19	69.00
(2.74)	27.72	(31.34)	814,957	1.15	(4)	(0.24)	71.00
(1.83)	43.66	41.03	1,627,679	1.15	(4)	(0.10)	49.00
(0.28)	32.30	(0.23)	545,917	1.15	(4)	0.01	60.00
—	32.64	1.25	336,482	1.18	(3)(4)	0.03	46.00

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

November 30, 2023

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of November 30, 2023, the Trust had one hundred and thirteen portfolios, one hundred and nine of which were operational. The financial statements herein and the related notes pertain to the Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF (each a “Fund”, and collectively, the “Funds”). Each Fund has elected diversified status under the 1940 Act.

On November 11, 2022, the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”) approved, on behalf of the Funds, a proposed agreement and plan of reorganization of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund (each, a “Predecessor Fund” and collectively, the “Predecessor Funds”), each a series of Mirae Asset Discovery Funds, into corresponding newly created series of the Trust, resulting in their operation as actively managed exchange-traded funds (the “Reorganization”). The Board of Trustees of Mirae Asset Discovery Funds also voted to approve the Reorganization on behalf of the Predecessor Funds on November 11, 2022.

On March 15, 2023, the shareholders of the Predecessor Funds approved the Reorganization. Because the Funds only offer a single class of shares of beneficial interest, prior to the Reorganization, Class A shares and Class C shares of each Predecessor Fund were converted to Class I shares of each respective Predecessor Fund, without any contingent deferred sales charges or other charges. This change became effective on April 27, 2023. Upon the closing of the Reorganization on May 12, 2023, in exchange for their Class I Shares of the respective Predecessor Fund, each Predecessor Fund shareholder received shares of the Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF, respectively. The Funds assumed the performance, financial, accounting and other historical information of the Predecessor Funds’ Class I shares. As disclosed in the shareholder proxy materials, the Funds underwent changes to certain service providers as part of the Reorganization.

Prior to April 27, 2023, each Fund offered three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares were identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds had a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds were offered without any front-end sales charge but were subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. Class C Shares that were no longer subject to a deferred sales charge could be converted to Class A Shares of the same Fund on the basis of relative net asset values. No sales charges are assessed with respect to Class I Shares of the Funds.

Notes to Financial Statements (Continued)

November 30, 2023

1. ORGANIZATION (continued)

Effective September 1, 2023, the Board approved the change of fiscal and tax year-ends from April 30, to November 30, for the Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would

Notes to Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser, becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2023, there were no securities priced using the Fair Value Procedures.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Notes to Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at November 30, 2023. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax positions in the current period; however, Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations,

Notes to Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.

As of and during the reporting period November 30, 2023, the Funds did not have a liability for any unrecognized tax benefits as an income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES –Per the terms of an agreement with Bank of New York Mellon (“BNY Mellon”) the Funds’ custodian (“Custodian”), if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

Notes to Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at November 30, 2023	Redemption Fee
Global X Emerging Markets ETF	10,000	$1,100	$250,700	$1,100
Global X Emerging Markets Great Consumer ETF	10,000	1,000	247,600	1,000

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (“Management Fee”).

Notes to Financial Statements (Continued)

November 30, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses Management Fee payable pursuant to the Supervision and Administration Agreement:

Management Fee
Global X Emerging Markets ETF	0.75%
Global X Emerging Markets Great Consumer ETF	0.75%

Each Fund also bears certain other expenses, which are specifically excluded from being covered under the Management Fee and the Supervision and Administration Agreement (“Excluded Expenses”) and may vary and will affect the total level of expenses paid by the Fund. Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). Certain funds also bear asset-based custodial fees not covered by the Supervision and Administration Agreement. The Adviser may earn a profit on the Management Fee paid by each Fund. Also, the Adviser, and not shareholders of the Funds, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser, Mirae Asset Global Investments (Hong Kong) Limited (the “Sub-Adviser”), an affiliate of the Adviser, under which the Adviser pays the Sub-Adviser for management and operational services it provides to the Funds. The Sub-Adviser, subject to the supervision and oversight of the Board and the Adviser, is responsible for the management of each Fund, and has discretion to buy or sell securities in accordance with each Fund’s investment objective. The Adviser may from time to time share certain of its profits with, or allocate other resources to, the Sub-Adviser. Any such payments by the Adviser to the Sub-Adviser will be from the Adviser’s own resources.

The Adviser pays the Sub-Adviser a fee (“Sub-Adviser Management Fee”) of 25% of the Management Fee of each Fund, on assets managed by the Sub-Adviser, in return for providing management and operation services to the respective Fund.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser. SEI Investments

Notes to Financial Statements (Continued)

November 30, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units, (2) all costs of maintaining the records required of a registered broker/dealer, (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws, (4) filing fees, and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BNY Mellon is the custodian of the Trust’s portfolio securities and cash on behalf of each Fund. BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of each Fund. BNY Mellon also serves as the Trust’s transfer agent on behalf of each Fund. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to each Fund: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of each Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended November 30, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Emerging Markets ETF	$17,732,118	$13,176,295
Global X Emerging Markets Great Consumer ETF	188,792,351	248,925,243

Notes to Financial Statements (Continued)

November 30, 2023

4. INVESTMENT TRANSACTIONS (continued)

For the period ended November 30, 2023, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Emerging Markets ETF	$1,823,353	$1,839,653	$349,943
Global X Emerging Markets Great Consumer ETF	–	116,238,966	10,656,727

For the period ended November 30, 2023, the Funds had no purchases and sales of long-term U.S. Government securities.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to redemptions in-kind, sales of passive foreign investment companies and foreign currency gain (loss), have been reclassified to/ from the following accounts during the period ended November 30, 2023:

Global X Funds	Paid-in Capital	Accumulated Losses
Global X Emerging Markets ETF	$349,943	$(349,943)
Global X Emerging Markets Great Consumer ETF	7,031,417	(7,031,417)

Notes to Financial Statements (Continued)

November 30, 2023

5. TAX INFORMATION (continued)

These reclassifications have no impact to net assets or NAV per share.

The tax character of dividends and distributions declared during the period or years ended November 30, 2023, April 30, 2023 and April 30, 2022 was as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Emerging Markets ETF
2023†	$–	$–	$–	$–
2023	–	2,887,714	–	2,887,714
2022	–	4,038,552	–	4,038,552
Global X Emerging Markets Great Consumer ETF
2023†	$–	$–	$–	$–
2023	–	–	–	–
2022	40,740,902	55,037,807	–	95,778,709

†  For the period May 1, 2023 to November 30, 2023. Effective September 1, 2023, the Global X Emerging Markets ETF and the Global X Emerging Markets Great Consumer ETF changed their fiscal year end to November 30 (see Note 1 in the Notes to Financial Statements).

As of November 30, 2023, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Emerging Markets ETF	Global X Emerging Markets Great Consumer ETF
Undistributed Ordinary Income	$91,562	$1,420,823
Capital Loss Carryforwards	(10,881,314)	(367,491,931)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	397,633	(12,081,202)
Other Temporary Differences	(2)	1
Total Accumulated Losses	$(10,392,121)	$(378,152,309)

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

Notes to Financial Statements (Continued)

November 30, 2023

5. TAX INFORMATION (continued)

	Short-Term Loss	Long-Term Loss	Total
Global X Emerging Markets ETF	$6,077,531	$4,803,783	$10,881,314
Global X Emerging Markets Great Consumer ETF	262,524,730	104,967,201	367,491,931

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2023 was as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Emerging Markets ETF	$23,340,333	$2,118,933	$(1,721,300)	$397,633
Global X Emerging Markets Great Consumer ETF	216,238,826	15,843,495	(27,924,697)	(12,081,202)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations or issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government,

Notes to Financial Statements (Continued)

November 30, 2023

6. CONCENTRATION OF RISKS (continued)

such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Funds to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Funds, and cause the Funds to decline in value.

A more complete description of risks is included in the Funds’ Prospectus and Statement of Additional Information.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BNY Mellon are initially required to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2023, the Funds had no securities on loan.

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts.

Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)

November 30, 2023

8. CONTRACTUAL OBLIGATION (continued)

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. MERGER

Effective as of the close of business on May 12, 2023, the Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF (collectively, the “Acquiring Funds”) acquired all of the assets and assumed all of the liabilities of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund (each, a “Acquired Fund” and collectively, the “Acquired Funds”), respectively, pursuant to a Plan of Reorganization approved by the Board of Trustees on November 11, 2022. Effective as of the close of business on May 12, 2023, the Acquired Funds were reorganized into the Acquiring Funds, each a separate series of the Trust (together, the “Combined Funds”) and the Combined Funds were renamed Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF. The Acquiring Funds are the legal surviving entities in the Reorganization, while the Acquired Funds are the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Funds.

The acquisition was accomplished by a tax-free exchange as follows:

For every 1 share of the Emerging Markets Fund, shareholders received 0.4 shares of the Global X Emerging Markets ETF and a cash payment for each resulting fractional share as applicable. Immediately following the acquisition, Global X Emerging Markets ETF had the Combined Fund held 900,587 shares outstanding with and net assets of $22,663,555.

For every 1 share of the Emerging Markets Great Consumer Fund, shareholders received 0.47 shares of the Global X Emerging Markets Great Consumer ETF and a cash payment for each resulting fractional share as applicable. Immediately following the acquisition, Global X Emerging Markets Great Consumer ETF had the Combined Fund held 15,164,586 shares outstanding and with net assets of $378,237,835.

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds have selected PricewaterhouseCoopers LLP (“PwC”) to serve as the Funds’ independent registered public accounting firm for the Funds’ period ended November 30, 2023. The decision to select PwC was recommended by the Funds’ Audit Committee and was approved by the Funds’ Board of Trustees on September 16, 2022.

During the fiscal year ended April 30, 2023 neither the Predecessor Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1) (iv) of Item 304

Notes to Financial Statements (Concluded)

November 30, 2023

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304). The selection of PwC does not reflect any disagreements with or dissatisfaction by the Predecessor Funds with the performance of the Predecessor Funds’ prior independent registered public accounting firm, Cohen & Company Ltd. (“Cohen”), for the period ended April 30, 2023.

During the fiscal year ended April 30, 2023, neither the Management of the Funds, nor anyone on its behalf, consulted PwC regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the financial statements of the Predecessor Funds and no written report or oral advice was provided to the Funds by PwC or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as described in Item 304(a)(1)(v) of Regulation S-K).

11. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Reports of Independent Registered Public Accounting Firms

To the Board of Trustees of Global X Funds and Shareholders of Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF (two of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2023, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 1, 2023 through November 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2023, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period May 1, 2023 through November 30, 2023 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds, as of and for the years ended April 30, 2023 and 2022 and the financial highlights for each of the periods ended on or prior to April 30, 2023 (not presented herein, other than the statement of operations, statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated June 29, 2023 expressed an unqualified opinion on those financial statements and financial highlights.

We also have audited the adjustments to the financial highlights for the years ended April 30, 2023, 2022, 2021, 2020 and 2019 to reflect the merger, as described in Note 9. In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the 2023, 2022, 2021, 2020 or 2019 financial statements and financial highlights of the Funds other than with respect to the adjustments and, accordingly, we do not express an opinion or any other form of assurance on the 2023, 2022, 2021, 2020 or 2019 financial statements and financial highlights taken as a whole.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Reports of Independent Registered Public Accounting Firms

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 22, 2024

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Reports of Independent Registered Public Accounting Firms

To the Shareholders and Board of Trustees of Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF

Opinion on the Financial Statements

We have audited, before the effects of the adjustments to retrospectively apply the merger, described in Note 9, the statements of assets and liabilities, including the schedules of portfolio investments, of Mirae Asset Discovery Funds comprising Emerging Markets Fund (acquired by Global X Emerging Markets ETF) and Emerging Markets Great Consumer Fund (acquired by Global X Emerging Markets Great Consumer ETF) (the “Funds”) as of April 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements, before the effects of the adjustments to retrospectively apply the merger, described in Note 9, present fairly, in all material respects, the financial position of the each of the Funds as of April 30, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

We were not engaged to audit, review, or apply any procedures to the adjustments to retrospectively apply the merger described in Note 9 and, accordingly, we do not express an opinion or any other form of assurance about whether such adjustments are appropriate and have been properly applied. Those adjustments were audited by PricewaterhouseCoopers LLP.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed

Reports of Independent Registered Public Accounting Firms

other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

/s/COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

June 29, 2023

Disclosure of Fund Expenses (unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from June 1, 2023 to November 30, 2023.

The table on the next page illustrates your Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (Concluded)

	Beginning Account Value 6/1/2023	Ending Account Value 11/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Emerging Markets ETF
Actual Fund Return	$1,000.00	$1,030.40	0.75%	$3.82
Hypothetical 5% Return	1,000.00	1,021.31	0.75	3.80

Global X Emerging Markets Great Consumer ETF
Actual Fund Return	$1,000.00	$1,039.90	0.75%	$3.84
Hypothetical 5% Return	1,000.00	1,021.31	0.75	3.80

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Approval of Investment Advisory Agreement (unaudited)

Approval of Investment Advisory Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on November 16, 2023, called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”); (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management; and (iii) the Sub-Advisory Agreement between Global X Management on behalf of each Renewal Fund and Mirae Asset Global Investments (Hong Kong) Limited (“Mirae Hong Kong”) (the “Mirae Hong Kong Renewal Sub-Advisory Agreement”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the November 16, 2023 Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management and Mirae Hong Kong in connection with the Board’s consideration of the Renewal Agreements and the Mirae Hong Kong Renewal Sub-Advisory Agreement, and received and reviewed written responses from Global X Management and Mirae Hong Kong, as well as supporting materials relating to those requests for information. Subsequent to the receipt of that information, the Independent Trustees requested additional information regarding certain changes in senior management of Global X Management, which was provided to them in advance of the November 16, 2023 Board meeting.

At the November 16, 2023 Board meeting, the Board approved the Renewal Agreements, for the period ending February 29, 2024, in order to ensure continuity of management of the Renewal Funds. However, the Independent Trustees also determined to postpone a vote on the renewal of the Renewal Agreements for a full annual period in order to provide the Independent Trustees with the opportunity to further consider certain changes in Global X Management’s senior leadership, which occurred approximately contemporaneously with the Board’s consideration of the Renewal Agreements, and in order to permit Global X Management to confirm certain information provided in advance of the November 16, 2023 Board meeting. Global X Management subsequently provided additional information to the Board in advance of a second meeting called for the purpose of considering the extension of the Renewal Agreements for a full year. At a Board meeting of the Trust held

Approval of Investment Advisory Agreement (unaudited) (Continued)

on December 21, 2023, the Trust’s Board, which was comprised entirely of Independent Trustees, unanimously approved the continuation of the Renewal Agreements for an aggregate one-year period ending November 30, 2024.

In the course of their consideration of the Renewal Agreements and the Mirae Hong Kong Renewal Sub-Advisory Agreement, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In considering the key personnel, the Board considered the departures of certain key executives of Global X Management and their replacements, and the plan for identifying a permanent replacement for Global X Management’s chief executive officer;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies,

Approval of Investment Advisory Agreement (unaudited) (Continued)

and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel. In evaluating key personnel, the Board considered the qualifications of Global X Management’s chief operating officer and interim chief executive officer, and considered Global X Management’s plans for hiring a permanent chief executive officer.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and overperformance with respect to the competitor funds.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection

Approval of Investment Advisory Agreement (unaudited) (Continued)

with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

Approval of Investment Advisory Agreement (unaudited) (Continued)

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders

•	Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

MIRAE HONG KONG RENEWAL SUB-ADVISORY AGREEMENT

In determining to approve the continuation of the Mirae Hong Kong Renewal Sub-Advisory Agreement, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent, and Quality of Services

With respect to this factor, the Board considered:

Approval of Investment Advisory Agreement (unaudited) (Continued)

•	the terms of the Sub-Advisory Agreement and the range of services that would continue to be provided to the Renewal Funds by Mirae Hong Kong in accordance with the Sub-Advisory Agreement;

•	Mirae Hong Kong’s key personnel and the co-portfolio managers who would continue to provide investment advisory services to the Renewal Funds;

•	Mirae Hong Kong’s responsibilities under the Sub-Advisory Agreement, among other things, to: (i) invest and reinvest the assets of each Renewal Fund, (ii) provide the Trust, Global X Management, and their respective officers and Trustees with such periodic reports concerning the obligations the Sub-Adviser has assumed under the Sub-Advisory Agreement as the Trust, the Board, and Global X Management may from time to time reasonably request, (iii) review all proxy solicitation materials and vote (or abstain from voting) and handle all proxies solicited by or with respect to the issuers of securities in which the assets of each Renewal Fund may be invested in compliance with the proxy voting procedures of the Trust then in effect, (iv) select broker and dealers to execute portfolio transactions for each Renewal Fund and select the markets on or in which the transactions will be executed, and (v) assist Global X Management and each Renewal Fund by providing certain operational services to the Fund including, without limitation, the following: (A) the preparation of tax returns; (B) the preparation and submission of reports to existing shareholders; (C) the periodic updating of the prospectus and statement of additional information for each Renewal Fund; and (D) the preparation of reports to be filed with the SEC and other regulatory authorities;

•	the nature, extent and quality of the services (including advisory and compliance services) to be provided by Mirae Hong Kong or made available to each Renewal Fund, and the adequacy of Mirae Hong Kong’s personnel and resources that would continue to be made available to the Fund; and

•	the quality of Mirae Hong Kong’s resources and personnel that would continue to be made available to each Renewal Fund, including Mirae Hong Kong’s experience and the professional qualifications of Mirae Hong Kong’s key personnel.

Performance

The Board considered the performance of the Fund to the extent that such information was available and/or deemed meaningful. They examined the performance of the Fund for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Fund relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Fund, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes.

Approval of Investment Advisory Agreement (unaudited) (Continued)

The Board considered instances of underperformance and over-performance with respect to the comparator funds.

Cost of Services and Profitability

The Board considered Mirae Hong Kong’s cost to provide investment management services and related services to each Renewal Fund. In this regard, the Board considered the sub-advisory fee paid to Mirae Hong Kong (from the Management Fee borne by each Renewal Fund under the Investment Management Agreement) for the various investment advisory services that each Renewal Fund requires.

In addition, the Board considered the expected profitability to Mirae Hong Kong from all services provided or expected to be provided to each Renewal Fund by the Sub-Adviser and all aspects of Mirae Hong Kong’s relationship with each Renewal Fund.

To assist the Trustees in these considerations, Mirae Hong Kong provided the Board with financial information regarding the services to be provided to each Renewal Fund and discussed with the Board its expected profitability with respect to the Fund.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the sub-advisory fee paid to Mirae Hong Kong by Global X Management (from the Management Fee paid to the Adviser by each Renewal Fund). To assist the Trustees in these considerations, Mirae Hong Kong provided the Board with comparative expense data for each Renewal Fund, including management fees paid by unaffiliated comparable specialized and/or focused ETFs and/or other comparable investment funds

•	the structure of the sub-advisory fee and the total expense ratio for each Renewal Fund.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each Renewal Fund grows and whether the sub-advisory fee for each Renewal Fund reflected these economies of scale, and noted that Mirae Hong Kong represented that it does not expect to experience any economies of scale by providing continued sub-advisory

Approval of Investment Advisory Agreement (unaudited) (Concluded)

services to the Fund, based on the anticipated size of the Fund during at least the Fund’s first few years; and

•	the significant investment of time, personnel and other resources that Mirae Hong Kong has made and intends to continue to make in each Renewal Fund to seek to assure that the Fund is attractive to investors.

Other Benefits

In considering the Sub-Advisory Agreement, in addition to the categories discussed above, the Board considered other benefits realized by Mirae Hong Kong because of its relationship with each Renewal Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Mirae Hong Kong Renewal Sub-Advisory Agreement was fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (UNAUDITED)

Net asset value, or “NAV”, is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trust (UNAUDITED)

The Trustees and officers are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-888-493-8631. The address for all Trustees and officers is c/o Global X Funds®, 605 3rd Avenue, 43rd Floor, New York, New York 10158. The following chart lists Trustees and Officers as of December 15, 2023.

Name (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee[4]	Other Directorships Held by Trustees
Independent Trustees[1,2]
Charles A. Baker (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	113 funds (109 of which were operational)	Trustee of OSI ETF Trust (2016-2022).
Susan M. Ciccarone (1973)	Trustee (since 09/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).	113 funds (109 of which were operational)	Director of E78 Partners (since 2022); Director of ProSight Global, Inc. (since 2021); Director of Casa Holdco LP, parent of Celink (since 2018); Chairman, Payment Alliance International, Inc. (2019-2021).
Clifford J. Weber (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015).	113 funds (109 of which were operational)	Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); Trustee of Clough Global Opportunities Fund (since 2017); Chairman (2017-2023) and Trustee (2015-2023) of Clough Funds Trust; and Chairman and Trustee of Elevation ETF Trust (2016-2018).

Trustees and Officers of the Trust (UNAUDITED)

Name (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee/Officers[1,2]
Thomas Park (1978)	President (since 11/2023)	Chief Executive Officer, GXMC (since 11/2023); Co-Chief Executive Officer Mirae Asset Global Investments (USA) (since 12/2022); President of Mirae Asset Global Investments (USA) (1/2020- 12/2022); and Executive Managing Director of Mirae Asset Global Investments (USA) (2011- 2022).	N/A	N/A
Alex Ashby (1986)	Chief Operating Officer (since 11/2023)	Head of Product Development, GXMC (since 2019); Vice President, Director of Product Development (2015 - 2018).	N/A	N/A
Susan Lively (1981)	Secretary (since 09/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020).	N/A	N/A
Eric Griffith[3] (1969)	Assistant Secretary (since 02/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018).	N/A	N/A
Joe Costello (1974)	Chief Compliance Officer (since 09/2016)	Chief Compliance Officer, GXMC (since 09/2016).	N/A	N/A
Ronnie Riven (1984)	Chief Financial Officer (since 11/2023); Treasurer and Principal Accounting Officer (since 12/2020)	Head of Finance & Business Management, GXMC (since 01/2022); Treasurer, GXMC (since 02/2022); Director of Finance, GXMC (08/2018-12/2021); Director of Accounting and Finance at Barclays Center (2016-2018).	N/A	N/A
Eric Olsen[3] (1970)	Assistant Treasurer (since 05/2021)	Director of Accounting, SEI Investment Manager Services (March 2021 to present); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021).	N/A	N/A

1	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
2	Luis Berruga served as an Interested Trustee of the Trust until December 15, 2023, and as President of the Trust until November 21, 2023. John Belanger served as Chief Operating Officer of the Trust and as Chief Financial Officer of the Trust until November 28, 2023.
3	This officer of the Trust also serve as an officer of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.
4	As of November 30, 2023.

Notice to Shareholders (UNAUDITED)

For shareholders that do not have a November 30, 2023 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2023 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2023, the Funds have designated the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)
Global X Emerging Markets ETF
	0.00%	0.00%	100.00%	100.00%	1.58%	95.42%
Global X Emerging Markets Great Consumer ETF
	0.00%	0.00%	100.00%	100.00%	1.17%	77.34%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Funds to designate the maximum amount permitted by law.

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Emerging Markets ETF
	0.00%	0.01%	0.00%	0.00%	100.00%
Global X Emerging Markets Great Consumer ETF
	0.00%	0.00%	0.00%	0.00%	100.00%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Notice to Shareholders (UNAUDITED)

The Funds intend to pass through a foreign tax credit to shareholders. For the period ended November 30, 2023, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Emerging Markets ETF	$181,419	$44,071
Global X Emerging Markets Great Consumer ETF	2,060,131	807,921

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2023. Complete information will be computed and reported in conjunction with your 2023 Form 1099-DIV

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Sub-Adviser:
Mirae Asset Global Investments (Hong Kong) Limited
Unit 1101, 11/F, Lee Garden Three
1 Sunning Road, Causeway Bay, Hong Kong

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-012-0100

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.

PwC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2023			2022
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,235,693	$0	$0	$1,148,958	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$392,972	$0	$0	$406,447	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1) Tax Compliance and excise distribution services.

(e) (1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2023	2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $392,972 and $406,447, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) Not applicable.

(a)(4) There was a change in the registrant’s independent public accountant (Exhibit attached).

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Thomas Park
Thomas Park
President

Date: January 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas Park
Thomas Park
President

Date: January 24, 2024

By (Signature and Title)	/s/ Ronnie Riven
Ronnie Riven
Chief Financial Officer

Date: January 24, 2024